Income Taxes - Other (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Current income tax expense
Current income tax expense	$ 20.0	$ 30.5	$ 39.5	$ 59.5
Deferred income tax expense	7.0	6.2	15.1	13.2
Income tax expense	$ 27.0	$ 36.7	$ 54.6	$ 72.7